Expense Example - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966